Document and Entity Information	Apr. 19, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41241
Entity Registrant Name	HCM ACQUISITION CORP
Entity Central Index Key	0001845368
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1581263
Entity Address, Address Line One	100 First Stamford Place
Entity Address, Address Line Two	Suite 330
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	930-2200
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant
Trading Symbol	HCMAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	HCMA
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at a price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at a price of $11.50 per share
Trading Symbol	HCMAW
Security Exchange Name	NASDAQ